BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2020

		Coupon					Percent
		Interest	Maturity	Face		Market	of Net
Debt Issuer		Rate	Date	Amount	Cost	Value	Assets

FIXED INCOME:
CORPORATE BONDS:
DISH DBS CORP		5.875%	7/15/2022	100,000	102,066	104,270
BRINKER INTL INC		3.875%	5/15/2023	100,000	99,085	94,250
INGLES MKTS INC		5.750%	6/15/2023	112,000	112,293	113,680
VOYA FINANCIAL INC		5.650%	5/15/2053	150,000	150,000	155,852
LINCOLN NATL CORP IND		4.997%	5/17/2066	125,000	94,782	87,500
FPL GROUP CAP INC		6.350%	10/1/2066	586,000	562,719	451,220
PP&L CAP FUNDING FLT RATE		5.051%	3/30/2067	500,000	500,000	375,057
WISCONSIN ENERGY		4.728%	5/15/2067	250,000	241,392	194,884
TRANSCANADA PIPELINES LTD		6.350%	5/15/2067	250,000	198,834	169,375
JP MORGAN CHASE CAP XXIII	[5]	3.700%	5/15/2077	250,000	232,820	180,985
BUCKEYE PARTNERS LP		6.375%	1/22/2078	450,000	336,800	310,500
LEHMAN BROTHERS HLDGS NIKKEI INDEX	[1,2,3]	0.000%	9/29/2008	3,000,000	1,617,850	-
LEHMAN BROTHERS HLDGS EAFE INDEX	[1,2,3]	0.000%	11/15/2008	1,000,000	531,024	-
LEHMAN BROTHERS HLDGS MEDIUM TERM NOTE	[1,2,3]	0.000%	3/15/2011	2,500,000	1,347,013	-
				9,373,000	6,126,678	2,237,573	2.25%

MUNICIPAL BONDS:
VIRGIN ISLANDS PUB FIN AUTH		6.625%	10/1/2029	100,000	87,264	96,332
VIRGIN ISLANDS PUB FIN AUTH		6.750%	10/1/2037	1,200,000	1,001,379	1,153,248
				1,300,000	1,088,643	1,249,580	1.26%

TOTAL INVESTMENTS IN FIXED INCOME				$10,673,000	$7,215,321	$3,487,153	3.51%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2020

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS:
FPA NEW INCOME INC COM	10,000.00	100,000	99,900
BLACKROCK FLOATING RATE	1,520.00	19,596	17,374
DOUBLELINE TOTAL RETURN BOND I	129,763.65	1,439,365	1,398,852
INVESCO TAXABLE MUNICIPAL BOND ETF	5,000.00	131,563	167,900
ISHARES SHORT-TERM CORPORATE BOND ETF	10,000.00	488,055	550,500
PIMCO FDS INCOME FUND INSTL	128,944.70	1,500,000	1,497,048
TOTAL BOND MUTUAL FUNDS		3,678,579	3,731,574	3.76%

STOCK MUTUAL FUNDS:
INTERNATIONAL EQUITIES
Diversified Emerging Markets
PZENA EMERGING MARKETS VALUE FUND INST	47,531.27	500,000	421,127
VANGUARD EMERGING MARKETS SEL STK INV SHRS	22,255.64	500,000	485,396
		1,000,000	906,523	0.91%

TOTAL INTERNATIONAL EQUITIES		1,000,000	906,523	0.91%

SPECIALTY FUNDS
Conservative Allocation
VANGUARD WELLESLEY INCOME INV	20,045.04	422,892	556,851	0.56%

Large Cap Blend
COOK & BYNUM FUND	65,145.23	1,000,000	747,216	0.75%

Mid Cap Blend
AKRE FOCUS FUND INSTL	5,590.87	128,758	290,446	0.29%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2020

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

MUTUAL FUNDS:
Moderate Allocation
FPA CRESCENT PORTFOLIO		49,409.16	1,525,302	1,522,296	1.53%

Precious Metals
ISHARES SILVER TRUST	[3]	23,802.00	399,993	539,115
SPDR GOLD SHARES	[3]	5,000.00	486,825	927,150
VANECK VECTORS GOLD MINERS		12,132.00	310,480	520,948
			1,197,298	1,987,213	2.00%

Utilities
UTILITIES SELECT SECTOR SPDR		11,000.00	357,288	669,130
			357,288	669,130	0.67%

TOTAL SPECIALTY FUNDS			4,631,538	5,773,152	5.81%

TOTAL STOCK MUTUAL FUNDS			5,631,538	6,679,675	6.73%

TOTAL INVESTMENTS IN MUTUAL FUNDS			$9,310,117	$10,411,249	10.49%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2020

			Market	Percent of
Company Name		Cost	Value	Net Assets

OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
ELLIOTT ASSOCIATES LP CL B	[2,3]	3,000,000	7,031,920
GRAHAM INSTITUTIONAL PARTNERS LP	[2,3]	2,365,123	2,629,730
GREENLIGHT MASTERS QUALIFIED LP	[2,3]	500,000	1,806,997
INFINITY PREMIER FUND, LP	[2,3]	1,500,000	2,421,172
LITESPEED PARTNERS, LP	[2,3]	664,400	1,172,961
MORROCROFT SPECIAL OPPORTUNITY FUND II, LP	[2,3]	-	30,728
MUDRICK DISTRESSED OPPORTUNITY DRAWDOWN FUND II, L.P.	[2,3]	3,496,363	3,565,733
OAKTREE ENHANCED INCOME FUND II, LP	[2,3]	5,290	58,611
OLD WELL EMERGING MARKETS FUND	[2,3]	1,000,000	993,741
PRIVET FUND LP	[2,3]	1,000,000	1,120,718
SEGRA RESOURCE ONSHORE PARTNERS, LP	[2,3]	250,000	254,434
STARK INVESTMENTS LP	[2,3]	22,609	60,235
VIRGO SOCIETAS III (ONSHORE) LP	[2,3]	1,152,026	1,710,159
WALNUT INVESTMENT PARTNERS	[2,3]	235,567	-
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A1	[2,3]	1,300,000	1,280,242
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A34	[2,3]	50,000	43,507
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A35	[2,3]	50,000	42,329
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A36	[2,3]	50,000	42,606
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A37	[2,3]	50,000	42,373
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A45	[2,3]	250,000	221,665
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A46	[2,3]	250,000	228,658
TOTAL LIMITED PARTNERSHIPS		17,191,378	24,758,519	24.94%

TOTAL OTHER INVESTMENTS		$17,191,378	$24,758,519	24.94%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2020

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:

COMMUNICATION SERVICES
Communication Services	6,000.00	AT&T CORP COM		173,671	177,480
	4,500.00	BCE INC COM		191,785	188,685
	2,000.00	SK TELECOM LTD SPONSORED A		27,904	40,580
	10,000.00	TELEFONICA BRASIL S.A.		144,120	100,900
	6,691.00	TELEFONICA S A SPONSORED ADR		110,735	28,169
	6,500.00	VODAFONE GROUP		169,802	98,800
				818,017	634,614	0.64%

Media and Entertainment	1,151.00	ALPHABET INC CAP STK CL C		705,823	1,706,887
	350.00	BAIDU INC SPON ADR REP A		61,300	41,790
	1,870.00	FACEBOOK INC CL A		312,908	474,363
	250.00	GRAHAM HOLDINGS CO COM CL B		102,330	99,592
	3,750.00	TWITTER INC COM		113,708	136,500
				1,296,069	2,459,132	2.48%

TOTAL COMMUNICATION SERVICES				2,114,086	3,093,746	3.12%

CONSUMER DISCRETIONARY
Consumer Discretionary	1,000.00	WHIRLPOOL CORP COM		111,685	163,120
				111,685	163,120	0.16%

Consumer Services	150.00	BOOKING HOLDINGS INC COM		196,103	249,320
				196,103	249,320	0.25%

Hotels, Restaurants & Leisure	3,500.00	STARBUCKS CORPORATION		212,974	267,855
				212,974	267,855	0.27%

Media & Entertainment	2,500.00	THE WALT DISNEY COMPANY		278,660	292,350
				278,660	292,350	0.29%

Specialty Retail	2,500.00	FIVE BELOW INC COM		135,918	272,275
	10,000.00	IAA, INC.		-	433,500
	500.00	ULTA BEAUTY INC COM		64,330	96,495
				200,248	802,270	0.81%

TOTAL CONSUMER DISCRETIONARY				999,670	1,774,915	1.79%

CONSUMER STAPLES

Discount Stores	2,500.00	DOLLAR GEN CORP COM		176,765	476,000
	10,000.00	DOLLAR TREE INC COM	[3]	786,251	933,500
				963,016	1,409,500	1.42%

Food & Staples Retailing	2,500.00	KROGER CO COM		78,875	86,975
	5,000.00	SYSCO CORP COM		209,692	264,250
	500.00	WAL-MART STORES INC COM		58,775	64,700
				347,342	415,925	0.42%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2020

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

COMMON STOCKS:
Food, Beverage & Tobacco	45,000.00	ALTRIA GROUP INC COM	1,924,824	1,851,750
	150,000.00	AMBEV SA SPONSORED ADR	323,510	402,000
	16,000.00	ANHEUSER-BUSCH INBEV SA/NV	1,089,597	870,880
	1,500.00	CONSTELLATION BRANDS CL A	136,079	267,300
	500.00	GENERAL MILLS INC COM	20,240	31,635
	5,000.00	PHILIP MORRIS INTL COM	300,828	384,050
			3,795,078	3,807,615	3.83%

Household & Personal Products	1,500.00	KIMBERLY CLARK CORP COM	200,993	228,060
	275.00	PROCTER & GAMBLE CO COM	18,418	36,058
			219,411	264,118	0.27%

TOTAL CONSUMER STAPLES			5,324,847	5,897,158	5.94%

ENERGY
Energy	12,500.00	BP PLC SPONSORED ADR	351,626	275,500
	2,800.00	CHEVRON CORP	296,043	235,032
	7,404.00	EXXON MOBIL CORP COM	407,557	311,560
	5,800.00	OCCIDENTAL PETROLEUM COM	423,411	91,292
	5,000.00	PHILLIPS 66 COM	534,807	310,100
	3,000.00	ROYAL DUTCH SHELL ADR A	195,460	89,430
	2,000.00	ROYAL DUTCH SHELL ADR B	91,109	56,600
	3,000.00	SUNCOR ENERGY INC COM	95,203	47,280
	9,000.00	SUNOCO INC COM	215,850	223,380
	8,000.00	VALERO ENERGY CORP COM STK	586,371	449,840
			3,197,437	2,090,014	2.11%

Natural Resources	3,500.00	OASIS MIDSTREAM PARTNERS COM	64,813	28,980	0.03%

Pipelines	3,500.00	CNX MIDSTREAM PARTNERS COM	50,120	31,360
	3,500.00	DELEK LOGISTICS PARTNERS LP	103,142	101,850
	11,999.00	ENBRIDGE INC	390,852	383,968
	12,800.00	ENERGY TRANSFER PARTNERS LP	234,907	83,840
	10,000.00	ENTERPRISE PRODUCTS PARTNERS LP	289,870	176,000
	2,000.00	GASLOG PARTNERS LP UNIT LT	49,779	7,640
	8,000.00	GOLAR LNG PARTNERS LP	140,814	20,880
	5,000.00	GREEN PLAINS PARTNERS COM	102,799	35,400
	3,000.00	HOLLY ENERGY PARTNERS	86,820	40,530
	2,000.00	KNOT OFFSHORE PARTNERS COM	41,752	26,300
	2,000.00	MAGELLAN MIDSTREAM PARTNERS, LP	120,307	80,980
	3,500.00	MPLX LP COM UNIT REP LTD	110,582	63,945
	7,500.00	USA COMPRESSION PARTNERS COM	125,969	86,550
			1,847,713	1,139,243	1.15%

TOTAL ENERGY			5,109,963	3,258,237	3.28%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2020

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:

FINANCIALS
Banks	5,000.00	BANK OF AMERICA CORP COM		96,603	124,400
	3,000.00	PACWEST BANCORP DEL COM		148,845	54,825
	7,500.00	TRUIST FINANCIAL CORP COM		303,297	280,950
				548,745	460,175	0.46%

Diversified Financials	3,500.00	ALLIANCE BERNSTEIN HLDG UN		76,525	99,435
	2,500.00	ANNALY CAP MGMT INC COM		41,062	18,525
	3,500.00	BERKSHIRE HATHAWAY INC CL B	[3]	387,074	685,230
	23,000.00	BLACKSTONE GROUP LP COM		710,384	1,225,440
	13,000.00	BLACKSTONE MTG TR INC COM		415,992	312,910
	4,500.00	CAPITAL ONE FINL CORP COM		368,312	287,100
	78,455.00	CAPITALA FINANCE CORP COM		1,363,703	171,816
	8,000.00	CARLYLE GROUP LP COM		194,150	227,760
	800.00	CME GROUP		129,728	132,944
	5,000.00	COMPASS DIVERSIFIED HOLDINGS		68,434	79,750
	15,391.00	GOLUB CAPITAL BDC INC COM		226,480	182,076
	1,000.00	INTERNCONTINENTAL EXCHANGE COM		74,845	96,780
	500.00	MORGAN STANLEY COM NEW		20,928	24,440
	5,000.00	NEW YORK MTG TR INC COM PA		35,055	13,100
	12,700.00	STARWOOD PPTY TR INC COM		280,188	189,865
				4,392,860	3,747,171	3.77%

Insurance	1,500.00	AON PLC SHS CL A		121,687	307,830
	5,000.00	OLD REP INTL CORP COM		84,276	80,350
	2,500.00	TRAVELERS COMPANIES COM		203,356	286,050
	5,000.00	ZURICH INS GROUP LTD SPONS ARD		148,815	184,500
				558,134	858,730	0.86%

TOTAL FINANCIALS				5,499,739	5,066,076	5.10%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2020

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:

HEALTH CARE
Health Care Equipment & Services	3,000.00	DAVITA HEALTHCARE PART COM	[3]	196,152	262,170
	7,000.00	HOLOGIC INC COM	[3]	319,008	488,460
	3,550.00	LABORATORY CORP AMER HLDGS	[3]	420,439	684,866
	5,500.00	MCKESSON CORP COM		718,504	825,880
	4,000.00	QUEST DIAGNOSTICS INC COM		284,804	508,280
	600.00	STRYKER CORP		112,156	115,980
				2,051,063	2,885,636	2.91%

Pharmaceuticals & Biotechnology	3,500.00	ABBVIE INC		310,988	332,185
	1,000.00	AMGEN INC COM		222,683	244,670
	10,000.00	ASTRAZENECA PLC SPONSORED		235,531	557,800
	25,000.00	BAYER A G SPONSORED ADR		418,325	412,000
	1,500.00	BRISTOL MYERS SQUIBB CO CO		86,655	87,990
	2,592.00	ELI LILLY & CO COM		114,185	389,552
	1,500.00	GILEAD SCIENCES INC COM		119,677	104,295
	500.00	IQVIA HOLDINGS INC COM		49,545	79,195
	1,500.00	MERCK & CO INC COM		111,598	120,360
	500.00	PFIZER INC COM		12,068	19,240
	1,000.00	SEATTLE GENETICS INC COM		49,131	166,270
				1,730,386	2,513,557	2.53%

TOTAL HEALTH CARE				3,781,449	5,399,193	5.44%

INDUSTRIALS
Capital Goods	1,500.00	3M COMPANY		222,931	225,705
	4,000.00	ABB LTD SPONSORED ADR	[3]	100,795	99,960
	500.00	CATERPILLAR INC DEL COM		57,614	66,440
				381,340	392,105	0.39%

Commercial Services & Supplies	500.00	WASTE MGMT INC DEL COM		17,412	54,800
				17,412	54,800	0.06%

Transportation	6,000.00	FORTRESS TRANS INFRST COM		95,790	90,600
	5,000.00	USD PARTNERS LP COM UT REP		56,643	16,700
				152,433	107,300	0.11%

Transportation Infrastructure	5,000.00	GRUPO AEROPORTUARIO DE SPO		132,415	166,300
	2,250.00	GRUPO AEROPORTUARIO DE SPO		241,057	224,617
	2,500.00	GRUPO AEROPUERTO DEL P SPO		149,338	167,725
				522,810	558,642	0.56%

TOTAL INDUSTRIALS				1,073,995	1,112,847	1.12%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2020

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:

INFORMATION TECHNOLOGY
Hardware & Equipment	10,200.00	CISCO SYSTEMS INC		344,210	480,420
	13,500.00	CORNING INC COM		319,834	418,500
				664,044	898,920	0.91%

Software & Services	1,500.00	CITRIX SYS INC COM		164,057	214,140
	2,250.00	MICROSOFT CORP COM		147,947	461,273
	4,000.00	ORACLE CORP COM		110,847	221,800
				422,851	897,213	0.90%

Technology Hardware & Equipment	3,500.00	APPLE INC COM		451,101	1,487,640
	7,500.00	COMMSCOPE HLDG CO INC COM	[3]	200,567	69,600
	3,000.00	INTEL CORP COM		123,880	143,190
	3,000.00	SEAGATE TECHNOLOGY SHS		121,463	135,660
				897,011	1,836,090	1.85%

TOTAL INFORMATION TECHNOLOGY				1,983,906	3,632,223	3.66%

MATERIALS	5,000.00	CHEMOURS CO COM		68,988	92,650
	2,026.00	DOW CHEM CO COM		74,429	83,188
	526.00	DU PONT E I DE NEMOURS COM		48,574	28,130
	500.00	ECOLAB INC COM		52,645	93,540
	2,400.00	F M C CORP COM		192,996	254,520
TOTAL MATERIALS				437,632	552,028	0.56%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2020

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

COMMON STOCKS:

REAL ESTATE
Real Estate	4,500.00	BROADMARK RLTY CAP INC COM	50,675	41,490
	3,000.00	CYRUSONE INC COM	195,359	250,260
	2,000.00	DIGITAL RLTY TR INC COM	221,501	321,080
	12,000.00	EASTERLY GOVT PPTYS COM	214,136	293,400
	3,500.00	GEO GROUP INC COM	83,062	37,205
	10,000.00	HANNON ARMSTRONG SUST COM	153,105	350,300
	6,500.00	IRON MTN INC NEW COM	209,420	183,235
	3,000.00	JERNIGAN CAP INC COM	58,819	42,030
	4,000.00	LTC PPTYS TR INC COM R	159,295	148,600
	15,000.00	MEDICAL PPTYS TR INC COM	185,835	301,950
	2,000.00	OMEGA HEALTHCARE INVS COM	60,291	64,760
	6,000.00	PHYSICIANS RLTY TR COM	112,435	108,240
	500.00	PROLOGIS TR SH BEN INT COM	41,266	52,710
	6,500.00	TANGER FACTORY OUTLET COM	135,110	41,795
	3,000.00	VENTAS INC COM	195,931	115,080
	500.00	W P CAREY & CO LLC COM	31,927	35,685
TOTAL REAL ESTATE			2,108,167	2,387,820	2.40%

UTILITIES	500.00	AMERICAN STS WTR CO COM	19,159	38,440
	166.00	BROOKFIELD INFRASTRUCT SB VTG SHS A	-	7,576
	1,500.00	BROOKFIELD INFRASTRUCTURE	67,167	62,760
	6,500.00	DOMINION RES INC VA COM	330,756	526,695
	6,387.00	DUKE ENERGY CORP COM	514,153	541,235
	1,000.00	ENTERGY CORP NEW COM	69,388	105,130
	5,000.00	SOUTHERN CO COM	209,871	273,050
	2,256.00	WEC ENERGY GROUP INC COM	89,900	214,906
TOTAL UTILITIES			1,300,394	1,769,792	1.78%

RIGHTS ATTACHED TO COMMON STOCKS
	725.00	OCCIDENTAL PETROLEUM CORP COM	-	4,060
			-	4,060	0.00%

TOTAL INVESTMENTS IN COMMON STOCKS			$29,733,848	$33,948,095	34.19%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2020

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

CALL OPTIONS:
CORNING INC CALL OPTION, $19 EXP 11/20/20	[3]	20.00	$5,550	$23,800
ISHARES BARCLAY 20 CALL OPTION, $170 EXP 10/16/20	[3]	150.00	$52,731	$78,000
ISHARES BARCLAY 20 CALL OPTION, $175 EXP 9/18/20	[3]	200.00	$87,807	$42,000
SPDR S&P500 CALL OPTION, $250 EXP 10/16/20	[3]	25.00	$65,871	$192,500
			211,959	336,300	0.34%

PUT OPTIONS:
SPDR S&P500 PUT OPTION, $315 EXP 8/21/20	[3]	20.00	$8,391	$5,840
SPDR S&P500 PUT OPTION, $315 EXP 9/18/20	[3]	20.00	$16,191	$13,640
			24,582	19,480	0.02%

TOTAL INVESTMENTS IN OPTIONS			$236,541	$355,780	0.36%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2020

		Coupon					Percent
		Interest	Maturity	Shares		Market	of Net
Company Name		Rate	Date	Held	Cost	Value	Assets

PREFERRED STOCKS:
BAC CAP TR XIV FLOATING RATE	[4,5]	5.630%	N/A	200,000.00	$179,500	$185,100
CAPITAL ONE FINANCIAL CORP FIXED-FLOATING	[4,5]	5.550%	N/A	100,000.00	83,034	87,000
CITIGROUP INC FIXED-FLOATING	[4,5]	5.950%	N/A	350,000.00	341,347	343,714
COMPASS DIVERSIFIED HOLDINGS PFD	[4,5]	7.250%	N/A	7,500.00	174,029	161,700
COMPASS DIVERSIFIED HOLDINGS	[4,5]	7.880%	N/A	9,000.00	208,121	208,620
GENERAL ELECTRIC CO PERP PFD SER B FIXED-FLOATING	[4,5]	4.100%	N/A	250,000.00	250,000	173,750
GENERAL MOTORS FINANCIAL CO INC-FLOATING	[4,5]	5.750%	N/A	100,000.00	91,000	94,219
GOLDMAN SACHS CAP II FIXED-FLOATING	[4,5]	4.000%	N/A	250,000.00	229,997	224,407
JP MORGAN CHASE & CO FIXED-FLOATING	[4,5]	5.000%	N/A	150,000.00	149,992	140,367
JP MORGAN CHASE & CO PFD	[4,5]	4.625%	N/A	150,000.00	148,409	146,250
MELLON CAP IV PFD CAP FIXED-FLOATING	[4,5]	6.244%	N/A	350,000.00	315,746	329,921
NEW YORK MTG TR INC PFD	4	7.750%	N/A	2,000.00	49,337	40,160
PNC FINANCIAL SERVICES GROUP INC-FLOATING	[4,5]	4.850%	N/A	250,000.00	257,440	250,000
SUNTRUST BANKS INC-FLOATING	[4,5]	5.050%	N/A	250,000.00	258,750	230,921
WACHOVIA CAP TRUST III FIXED-FLOATING	[4,5]	5.569%	N/A	1,450,000.00	1,437,500	1,442,620

TOTAL INVESTMENTS IN PREFERRED STOCKS					$4,174,202	$4,058,749	4.09%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Concluded) (Unaudited)
July 31, 2020

			Market	Percent of
	Company Name	Cost	Value	Net Assets

Short-term Investments	MFB NI Treasury Money Market Fund	$19,036,220	$19,036,220	19.17%

TOTAL INVESTMENTS - MARKET VALUE			96,055,765	96.74%

TOTAL OTHER ASSETS IN EXCESS OF LIABILITIES			3,231,829	3.26%

TOTAL NET ASSETS			$99,287,594	100.00%

[1]	In default
[2]	Market value determined by the Fund's Board of Directors
[3]	Non-income producing security
[4]	Perpetual security. Maturity date is not applicable.
[5]	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)
July 31, 2020

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets
CALL OPTIONS:
3M CO CALL OPTION, $175 EXP 9/18/20	[3]	(10.00)	(1,835)	(280)
AMGEN INC CALL OPTION, $255 EXP 10/16/20	[3]	(4.00)	(2,220)	(2,776)
BRISTOL-MYERS CALL OPTION, $65 EXP 8/21/20	[3]	(15.00)	(779)	(525)
CHEMOURS CO CALL OPTION, $15 EXP 10/16/20	[3]	(20.00)	(2,489)	(8,000)
CME GROUP INC CALL OPTION, $185 EXP 9/18/20	[3]	(8.00)	(1,788)	(456)
ENBRIDGE INC CALL OPTION, $35 EXP 11/20/20	[3]	(30.00)	(3,854)	(1,590)
F M C CORP CALL OPTION, $115 EXP 10/16/20	[3]	(15.00)	(3,652)	(3,975)
SOUTHERN COMP CALL OPTION, $55 EXP 8/21/20	[3]	(20.00)	(1,829)	(1,780)
VALERO ENERGY CALL OPTION, $70 EXP 9/18/20	[3]	(10.00)	(3,084)	(280)
VANECK VECTORS CALL OPTION, $32 EXP 8/21/20	[3]	(13.00)	(2,229)	(14,118)
WAL-MART STORE CALL OPTION, $135 EXP 9/18/20	[3]	(5.00)	(1,492)	(1,215)
WHIRLPOOL CORP CALL OPTION, $125 EXP 9/18/20	[3]	(10.00)	(7,374)	(37,500)
TOTAL CALL OPTIONS - LIABILITIES			(32,625)	(72,495)	-0.07%

PUT OPTIONS:
ALTERYX INC PUT OPTION, $105 EXP 1/15/21	[3]	(5.00)	(4,492)	(1,825)
APPLE INC PUT OPTION, $375 EXP 10/16/20	[3]	(15.00)	(14,827)	(14,850)
BERKSHIRE HATHAWAY PUT OPTION, $155 EXP 12/18/20	[3]	(35.00)	(33,370)	(5,250)
BERKSHIRE HATHAWAY PUT OPTION, $180 EXP 8/21/20	[3]	(20.00)	(14,969)	(880)
BOEING COMPANY PUT OPTION, $80 EXP 12/18/20	[3]	(25.00)	(34,461)	(2,225)
BOEING COMPANY PUT OPTION, $90 EXP 12/18/20	[3]	(50.00)	(108,371)	(7,850)
CITRIX SYS PUT OPTION, $140 EXP 9/18/20	[3]	(20.00)	(4,109)	(12,000)
CYRUSONE INC PUT OPTION, $60 EXP 9/18/20	[3]	(30.00)	(6,554)	(150)
GILEAD SCIENCE PUT OPTION, $70 EXP 8/21/20	[3]	(20.00)	(8,574)	(3,960)
INVESCO QQQ TR PUT OPTION, $150 EXP 12/18/20	[3]	(40.00)	(35,538)	(3,080)
INVESCO QQQ TR PUT OPTION, $165 EXP 9/18/20	[3]	(50.00)	(35,022)	(900)
NVIDIA CORP PUT OPTION, $280 EXP 9/18/20	[3]	(10.00)	(11,484)	(790)
PROLOGIS INC PUT OPTION, $75 EXP 8/21/20	[3]	(30.00)	(13,754)	(150)
SPDR S&P500 QT PUT OPTION, $205 EXP 10/16/20	[3]	(40.00)	(91,528)	(2,080)
SPDR S&P500 QT PUT OPTION, $300 EXP 8/21/20	[3]	(20.00)	(3,559)	(2,280)
SPDR S&P500 TR PUT OPTION, $300 EXP 9/18/20	[3]	(20.00)	(9,569)	(8,140)
VISA INC PUT OPTION, $185 EXP 9/18/20	[3]	(20.00)	(6,569)	(10,600)
TOTAL PUT OPTIONS - LIABILITIES			(436,750)	(77,010)	-0.08%

TOTAL CALL AND PUT OPTIONS - LIABILITIES			$(469,375)	$(149,505)	-0.15%

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

July 31, 2020

1.    ORGANIZATION

BMC Fund, Inc. (the “Company”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

2.    SIGNIFICANT ACCOUNTING POLICIES

A.   Investment Valuations – The investment securities are stated at fair value as determined by closing prices on national securities exchanges. Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Company’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change, and ratified by the Company’s Board of Directors. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

B.    Basis of Presentation – The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) as detailed in the Financial Accounting Standards Board’s Accounting Standards Codification.

C.   Investment Transactions – Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Realized gains and losses on foreign currency transactions are included with realized gains and losses on investments.

D.   Option Writing – When the Company writes an option, an amount equal to the premium received by the Company is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Company on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

July 31, 2020

E.   Income Taxes – No federal tax provision is required as it is the Company’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax exempt status of a regulated investment company.

The Company did not have an accrual for uncertain tax positions as deductions taken and benefits accrued are based on widely understood administrative practices and procedures, and are based on clear and unambiguous tax law. Tax returns for all years 2016 and thereafter are subject to possible future examinations by tax authorities.

F.   Dividend Policy – It is the Company’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

G.   Cash and Short-Term Investments – For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

H.   Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

I.    Fair Value Measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation techniques. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available. Valuation techniques that are consistent with the market or income approach are used to measure fair value. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

July 31, 2020

Level 2 - Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Company's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes fair value information for assets and liabilities measured on a recurring basis as of July 31, 2020.

Asset Description (1)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income	$3,487,153	$-	$-	$3,487,153
Bond Mutual Funds	3,731,574	-	-	3,731,574
Stock Mutual Funds	6,679,675	-	-	6,679,675
Common Stocks – Publicly Traded	34,303,875	-	-	34,303,875
Preferred Stocks – Publicly Traded	4,058,749	-	-	4,058,749
Cash and Cash Equivalents	3,284,450	-	-	3,284,450
Limited Partnerships – Measured at NAV (2)	-	-	-	24,758,519
Total Investments	$55,545,476	$-	$-	$80,303,995

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

July 31, 2020

Liability Description (1)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Call Options	$(72,495)	$-	$-	$(72,495)
Put Options	(77,010)	-	-	(77,010)
Total Investments	$(149,505)	$-	$-	$(149,505)

(1)	There were no transfers between Level 1, Level 2 and Level 3 during the period.

(2)	Certain investments measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

3.    UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

(tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as July 31, 2020, were as follows:

Gross appreciation (excess of value over tax cost)	$18,569,375
Gross depreciation (excess of tax cost over value)	(9,411,237)
Net unrealized appreciation	$9,158,138
Cost of investments for income tax purposes	$86,897,627

4.    OPTIONS WRITTEN

As of July 31, 2020, portfolio securities valued at $1,210,499 were held in escrow by the custodian as cover for call options written by the Company.

Transactions in options written during the quarter ended July 31, 2020 were as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2019	790	$156,371
Options written	327	145,185
Options terminated in closing purchase transactions	(232)	(63,897)
Options expired	(326)	(119,990)
Options exercised	(0)	(0)
Options outstanding at July 31, 2020	622	$518,563

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

July 31, 2020

5.    PLEDGED COLLATERAL

As of July 31, 2020, cash in the amount of $7,087,500 was pledged as collateral for put options sold by the Company.

6.    IMPAIRED SECURITIES

Selected securities at the end of the year have significant investment impairment issues. These selected securities have an aggregate cost basis of $3,731,454 and have been assigned no value at July 31, 2020.